Other Non-Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities [Line Items]
Deferred credit	$ 21	$ 21
Deferred revenue	13	13
Severance liabilities	68	57
Other non-current liabilities	4	3
Other long-term liabilities	106	94
Chile
Contract Liabilities [Line Items]
Severance liabilities	$ 59	$ (50)
Gold | La Colorada
Contract Liabilities [Line Items]
Deferred revenue, percentage	100.00%
Gold | La Bolsa
Contract Liabilities [Line Items]
Deferred revenue, percentage	5.00%